Audited Consolidated Balance Sheet as of December 31, 2017 and Unaudited Interim Condensed Consolidated Balance Sheet as of March 31, 2018 - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 18,350	$ 27,481
Short term investments	3,188	3,074
Advances to suppliers	1,464	1,525
Prepaid expenses and other current assets	284	264
Total current assets	23,286	32,344
Noncurrent assets:
Property and equipment, net	124	123
Other noncurrent assets	483	361
Total noncurrent assets	607	484
Total assets	23,893	32,828
Current liabilities:
Accounts payable	4,389	3,379
Government grants		307
Accrued expenses	1,112	807
Other current liabilities	301	299
Total current liabilities	5,802	4,792
Total liabilities	5,802	4,792
Commitments and contingencies
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 22,530,702 shares and 22,455,702 shares issued and outstanding as of December 31, 2017 and March 31, 2018, respectively)	2	2
Additional paid-in capital	155,346	151,147
Accumulated deficit	(137,547)	(123,891)
Accumulated other comprehensive loss	(278)	(182)
Total BeyondSpring Inc.’s shareholder’s equity	17,523	27,076
Noncontrolling interests	568	960
Total equity	18,091	28,036
Total liabilities and equity	$ 23,893	$ 32,828